Structured Entities (Tables)	12 Months Ended
Dec. 31, 2024
Structured Entities [Abstract]
Carrying amounts of assets & liabilities recognised in its financial statements relating to DBs interests [text block table]	Carrying amounts and size relating to Deutsche Bank’s interests Dec 31, 2024 in € m. Repacka-ging andInvestmentEntities Third PartyFundingEntities Securiti-zations Funds Total Assets Cash and central bank balances 0 0 0 0 0 Interbank balances (w/o central banks) 1 0 0 2 3 Central bank funds sold and securitiespurchased under resale agreements 0 1,009 382 4,532 5,923 Securities Borrowed 0 0 0 0 0 Total financial assets at fair valuethrough profit or loss 321 4,314 4,652 71,818 81,105 Trading assets 152 2,489 3,773 4,075 10,490 Positive market values(derivative financial instruments) 169 386 38 6,044 6,636 Non-trading financial assets mandatory at fair value through profit or loss 0 1,439 841 61,699 63,978 Financial assets designated at fairvalue through profit or loss 0 0 0 0 0 Financial assets at fair value through other comprehensive income 0 1,212 479 194 1,885 Loans at amortized cost 188 63,015 34,260 21,540 119,003 Other assets 1 735 4,361 7,774 12,871 Total assets 510 70,285 44,134 105,858 220,788 Liabilities Total financial liabilities at fair valuethrough profit or loss 1 45 138 6,549 6,733 Negative market values(derivative financial instruments) 1 45 138 6,549 6,733 Other short-term borrowings 0 0 0 0 0 Other liabilities 0 0 0 0 0 Total liabilities 1 45 138 6,549 6,733 Off-balance sheet exposure 0 8,085 12,915 8,089 29,089 Total 509 78,325 56,912 107,398 243,144 Dec 31, 2023 in € m. Repacka-ging andInvestmentEntities Third PartyFundingEntities Securiti-zations Funds Total Assets Cash and central bank balances 0 0 0 0 0 Interbank balances (w/o central banks) 1 0 0 9 11 Central bank funds sold and securitiespurchased under resale agreements 0 373 209 3,482 4,064 Securities Borrowed 0 0 0 0 0 Total financial assets at fair valuethrough profit or loss 237 4,137 3,372 53,909 61,654 Trading assets 193 2,663 2,750 3,302 8,908 Positive market values(derivative financial instruments) 44 450 6 3,272 3,772 Non-trading financial assets mandatory at fair value through profit or loss 0 1,024 615 47,335 48,974 Financial assets designated at fairvalue through profit or loss 0 0 0 0 0 Financial assets at fair value through other comprehensive income 0 893 330 264 1,487 Loans at amortized cost 233 66,033 31,002 19,433 116,701 Other assets 1 677 3,406 10,581 14,665 Total assets 472 72,112 38,319 87,679 198,582 Liabilities Total financial liabilities at fair valuethrough profit or loss 43 51 71 5,098 5,264 Negative market values(derivative financial instruments) 43 51 71 5,098 5,264 Other short-term borrowings 0 0 0 0 0 Other liabilities 0 0 0 0 0 Total liabilities 43 51 71 5,098 5,264 Off-balance sheet exposure 0 8,737 10,720 6,386 25,843 Total 429 80,798 48,967 88,967 219,162